Insurance Contracts - CSM and Insurance Revenue by Transition Method (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance revenue	$ 2,704	$ 1,592
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	135,485	131,219
Loss recoveries at initial recognition of onerous underlying contracts	119	70
Contracts initially recognized in the year	119	70
Insurance finance (income) expenses from insurance contracts issued	5,139	9,675
Insurance contracts liability (asset) at end of period	146,914	135,485
Insurance revenue	5,520	4,401
Insurance | Contracts held at transition measured using the fair value approach
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	9,701	10,205
CSM recognized for services provided	(906)	(822)
Changes in estimates that adjust CSM	506	703
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(147)	(39)
Foreign currency translation	329	(85)
Dispositions	0	(261)
Insurance contracts liability (asset) at end of period	9,483	9,701
Insurance revenue	5,765	5,716
Insurance | All other contracts
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	2,144	765
CSM recognized for services provided	(211)	(101)
Changes in estimates that adjust CSM	(32)	211
Contracts initially recognized in the year	1,448	1,259
Insurance finance (income) expenses from insurance contracts issued	50	31
Foreign currency translation	146	(21)
Dispositions	0	0
Insurance contracts liability (asset) at end of period	3,545	2,144
Insurance revenue	16,872	15,640
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	51	59
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
Insurance revenue	504	(181)
Reinsurance contracts held | Contracts held at transition measured using the fair value approach
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	146	175
CSM recognized for services provided	7	(11)
Changes in estimates that adjust CSM	(344)	(22)
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(39)	3
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	0	2
Foreign currency translation	7	(2)
Dispositions	0	1
Insurance contracts liability (asset) at end of period	(223)	146
Reinsurance contracts held | All other contracts
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	(87)	(70)
CSM recognized for services provided	11	7
Changes in estimates that adjust CSM	(16)	6
Loss recoveries at initial recognition of onerous underlying contracts	44	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(8)	(7)
Contracts initially recognized in the year	(64)	(57)
Insurance finance (income) expenses from insurance contracts issued	(1)	(1)
Foreign currency translation	6	0
Dispositions	0	0
Insurance contracts liability (asset) at end of period	$ (115)	$ (87)